Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Details) - Liquidity Risk - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Carrying amount	$ 43,102,624	$ 16,188,036,000
Contractual cash flows	44,973,056	16,215,973,000
Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Carrying amount	24,975,764	13,007,109,000
Contractual cash flows	24,975,764	13,007,109,000
Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Carrying amount	3,915,521
Contractual cash flows	3,866,307
Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Carrying amount	14,211,339	3,180,927,000
Contractual cash flows	16,130,985	3,208,864,000
Less than 1 year
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	26,922,035	15,660,533,000
Less than 1 year | Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	24,975,764	12,451,669,000
Less than 1 year | Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	690,071
Less than 1 year | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	1,256,200	3,208,864,000
1 to 5 years
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	18,051,021	555,440,000
1 to 5 years | Trade and Other Payables And Long-term Payable
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows		$ 555,440,000
1 to 5 years | Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	3,176,236
1 to 5 years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Contractual cash flows	$ 14,874,785